UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549




                              FORM N-CSR



          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                         INVESTMENT COMPANIES

           Investment Company Act File Number: 811-3493

                 American Federation of Labor -
               Congress of Industrial Organizations
                    Housing Investment Trust
         (Exact name of registrant as specified in charter)

         1717 K Street, N.W., Suite 707, Washington, D.C.  20036
              (Address of principal executive offices)  (Zip code)


                            Kenneth G. Lore
               Swidler Berlin Shereff Friedman, LLP
        3000 K Street, N.W., Suite 300, Washington, D.C., 20007
              (Name and address of agent for service)


                          (202) 331-8055
       (Registrant's telephone number, including area code)



Date of fiscal year end: December 31
Date of reporting period: January 1, 2003 - December 31, 2003

ITEM 1.       REPORTS TO STOCKHOLDERS.

A copy of the 2003 Annual Report (the "Report") of the AFL-CIO Housing Investment Trust (the "Trust") transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the "Act"), is included herewith.







               2003 AFL-CIO HOUSING INVESTMENT TRUST
                          ANNUAL REPORT

[Photograph of John J. Sweeney, AFL-CIO President]

MESSAGE FROM THE AFL-CIO PRESIDENT

The AFL-CIO Housing Investment Trust (the Trust) has completed another successful year on behalf of union pension beneficiaries. With its record of building retirement security for a growing number of participants, the Trust continues to fill an important need for union members, while the collateral benefits of its investments - the housing it develops, the affordable units it preserves, the homeowner opportunities it creates, the good jobs it generates
- are helping improve the quality of life for working men and women across the country.

The year 2003 was a difficult time for working families. Economic security was out of reach for too many hardworking Americans as the year's unemployment rate reached a nine-year peak, health care coverage declined, and wages barely kept pace with inflation. America's middle class is being squeezed hard. In this uncertain environment, the prospect of a financially secure retirement has assumed special importance to working men and women.

When the Trust began operations in 1983, as successor to the original AFL-CIO Mortgage Investment Trust, no one could have foreseen that in 20 years it would have grown to manage $3.6 billion - or that the beneficiaries of more than 420 Taft-Hartley and public employee plans would be served by its investments. The Trust's success over the past two decades is a source of real pride to our union movement. We commend the good work of the Trust and the success it continues to achieve in helping millions of pension beneficiaries who deserve economic security in their retirement years.


                                         [Signature of John J. Sweeney]

                                         John J. Sweeney

[Photograph of Richard Ravitch, Chairman, AFL-CIO Housing Investment Trust]

MESSAGE FROM THE CHAIRMAN

Two thousand three was a year of both growth and consolidation for the AFL-CIO Housing Investment Trust. With its total net assets increasing to $3.6 billion by year-end, the Trust implemented changes in staff and technologies to assure a commensurate increase in its operational capacities.

In its investment and portfolio management functions, the increased internal capacity and depth of knowledge that the Trust has systematically developed in recent years helped steer the Trust through an exceptionally volatile period in the fixed-income markets. The Trust was able to utilize that internal capacity to carry out an active portfolio management strategy that took advantage of opportunities identified in the markets to reduce risk exposure relative to its industry benchmark, and to generate competitive returns in a challenging environment.

Just as the Trust has accommodated a four-fold increase in its net assets over the past ten years, so has it also had to address a dramatic increase in the complexity of the regulatory environment in which it operates. For this reason, under the direction of its Board of Trustees, the Trust undertook a comprehensive compliance initiative in 2003 in response to new requirements of the Sarbanes-Oxley Act of 2002 and other applicable securities laws.

In the period ahead, the Trust will strive for continued growth of its institutional capacities as it works to meet its investment objectives and provide competitive risk-adjusted total rates of return for its participants.

                                        [signature of Richard Ravitch]

                                        Richard Ravitch

THE YEAR IN REVIEW

The Trust attracted $410.7 million in total net participant investment in 2003
- the largest net gain in its history. This figure included $290.9 million in new investments and $191.8 million in earnings reinvested by participants, less redemptions. Total redemptions during the year were $72.0 million, or 2.0% of net assets, as many institutional investors rebalanced their portfolios. The overall investment activity contributed to a 10% increase in total net assets over the 12-month period, as assets climbed from under $3.3 billion to more than $3.6 billion at year-end.

The 422 Taft-Hartley and public employee plans participating in the Trust at year-end included 9 new participants who entered in 2003. Among these was the largest single new investment ever received by the Trust, an $80 million investment from a public transit fund whose beneficiaries are primarily members of the Amalgamated Transit Union. Participants held approximately
3.2 million units in the Trust at December 31 with a net asset value of $1,125.21 per unit.

2003 PERFORMANCE

For the period ended December 31, 2003, the Trust achieved a total net one-year return of 3.78%. The Trust's net returns for the three-, five-, and ten-year periods were 7.83%, 6.96%, and 7.46%, respectively. The Trust's primary benchmark, the Lehman Brothers Aggregate Bond Index (the Aggregate), reported returns of 4.10%, 7.57%, 6.62% and 6.95%, respectively, for the one-, three-, five-, and ten-year periods. The Trust outperformed the Aggregate on a net basis for the three-, five-, and ten-year periods.

[Bar graph of Total Rates of Return over 1, 3, 5 and 10-year period]

TOTAL RATES OF RETURN (%) (1)

          AFL-CIO Housing       Lehman Brothers
          Investment Trust         Aggregate
          Net Returns (2)       Bond Index (3)

 1 Year      3.78%                   4.10%
 3 Year      7.83%                   7.57%
 5 Year      6.96%                   6.62%
10 Year      7.46%                   6.95%

Returns for periods exceeding one year are annualized.

The performance data shown here represents past performance and does not mean that the Trust will achieve similar results in the future.

(1) The investment return and principal value of an investment in the Trust will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investors should consider the Trust's investment objectives, risks and expenses carefully before investing. A prospectus containing this and other information may be obtained from the Trust by contacting the Marketing and Investor Relations Department. The prospectus should be read carefully before investing.

(2) The returns shown reflect the growth of an investment for the specified periods. These returns are presented net of expenses.

(3) The Lehman Brothers Aggregate Bond Index does not reflect the performance of an actual portfolio available for direct investment and thus reflects no deductions for the expenses of operating such a portfolio. Investors are not likely to be able to manage an actual portfolio without incurring expenses.

[Line graph of Value Growth of $50,000 Invested over 10-year period]

VALUE GROWTH OF $50,000 INVESTED
($ in Thousands)*

               Lehman Brothers             AFL-CIO
                  Aggregate            Housing Investment
   Period         Bond Index                 Trust
  -------      ----------------       --------------------

   Dec-93          50.00                    50.00
   Dec-94          48.54                    48.65
   Dec-95          57.51                    58.17
   Dec-96          59.60                    61.15
   Dec-97          65.35                    67.72
   Dec-98          71.03                    73.32
   Dec-99          70.44                    72.91
   Dec-00          78.63                    81.88
   Dec-01          85.27                    88.60
   Dec-02          94.02                    98.91
   Dec-03          97.88                   102.65

* The graph above shows the comparative value growth of $50,000 invested (minimum initial investment) in the Trust and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

THE YEAR IN REVIEW

The Trust achieved these results in a challenging market environment. Uncertainty and volatility characterized the U.S. economy in 2003, as interest rates dipped to their lowest levels in at least 40 years in June, and the biggest monthly sell-off in ten-year Treasuries in 23 years followed in July. Productivity increases kept inflation in check, allowing bond yields to rally by year-end from the summer sell-off. Record prepayments were seen across many major sectors of the mortgage-backed securities (MBS) market during the year, causing higher turnover for the securities in the Trust's portfolio which could be prepaid at par or at a relatively small prepayment penalty.

Corporate bonds had their strongest performance in over 20 years, helping to explain the strong performance of the Aggregate relative to the Trust in 2003, since the Trust is not permitted to invest in corporate bonds. Corporate bonds - which make up over 20% of the Aggregate - outperformed MBS within the Aggregate by 575 basis points.(2) Nonetheless, the Trust continued to provide competitive returns relative to the benchmark. The Trust's net rate of return was only 32 basis points less than the benchmark, which is unmanaged and has no fees or expenses. The Trust's portfolio contained more spread-based investments - such as FHA-insured mortgage loans and MBS issued, guaranteed, or backed by Ginnie Mae, Fannie Mae, Freddie Mac and others - than the Aggregate. The Trust's portfolio therefore benefited from narrowing of spreads on these types of investments. Additionally, the Trust's yield was slightly higher than the Aggregate, and its portfolio had a somewhat shorter duration bias, which tended to strengthen the Trust's performance relative to its benchmark index.

Investment in securities in multifamily development continued to be an important component of the Trust's overall strategy. While the multifamily arena was increasingly competitive, the Trust was able to utilize its relationships with developers and mortgage bankers to develop financing for a number of new multifamily projects, as described below.

-----------------------------------------------------------------------
[Pie chart of Portfolio Distribution]

PORTFOLIO DISTRIBUTION (%)*

Multifamily Construction Mortgage-Backed Securities              11.1%
Cash and Short-term Investments                                   1.2%
Single Family Mortgage Backed Securities                         33.1%
U.S. Treasury and Government Sponsored Entities Notes             8.0%
Multifamily Permanent Mortgage-Backed Securities                 46.1%
State Housing Finance Agency Securities                           0.2%
Construction and Permanent Mortgages                              0.3%

*Includes funded and unfunded commitments
--------------------------------------------------------------------------

(1) CSFB, Mortgage Market Focus, 12/19/2003.
(2) Lehman Brothers, Mortgage Strategy Weekly, 1/12/2004.

CREATING AND PRESERVING MULTIFAMILY HOUSING

The Trust's pursuit of new multifamily investments in 2003 resulted in financial commitments of $260.0 million. These investments will create or preserve 8,057 housing units in 19 projects around the country. While helping communities meet their housing needs, Trust investments also generated employment opportunities and leveraged additional investment capital for community development. Following are examples of the varied projects receiving Trust financing in 2003.

HEINZ LOFTS APARTMENTS: $35.0 million from the Trust to help finance the $67.8 million conversion of five historic H. J. Heinz manufacturing facilities into a 267-unit rental apartment complex for Pittsburgh residents.

JACKSON PARK TERRACE APARTMENTS: $21.1 million in Trust financing for the $39.9 million rehabilitation of an older affordable housing complex in Chicago, with 85% of its 312 housing units affordable to the community's lower-income families.

PAUL BROWN LOFTS: $28.9 million from the Trust for a $51.5 million project to convert a former office building in downtown St. Louis into 222 mixed-income rental units.

STONE CREEK VILLAGE APARTMENTS: $12.5 million in Trust financing for a $20.8 million project creating 130 housing units to help meet the demand for mixed-income housing in Plymouth, Minnesota.

Affordable housing continued to be a priority, with over 7,140 affordable units among the Trust's 2003 commitments. As part of this effort, the Trust expanded the mission of its New York City Community Investment program with a new Affordable Housing Preservation Initiative, which was able to preserve affordability for more than 6,000 units of middle-income housing in New York City. The developments preserved in New York City, described below, have historic ties to the labor movement, having been built in the mid-1900s with support from a union-sponsored nonprofit development organization, and today they are home to many union members and retirees.

Amalgamated Housing Cooperative: $13.0 million from the Trust to preserve housing affordability for over 1,480 households at a Bronx project, which was originally developed by the Amalgamated Clothing Workers, now part of UNITE (Union of Needletrades, Industrial and Textile Employees).

Seward Park Cooperative: $20.2 million to preserve over 1,720 affordable coop units on Manhattan's Lower East Side in a project developed by the International Brotherhood of Electrical Workers Local 3; United Hatters, Cap & Millinery Workers; Brotherhood of Painters, Decorators and Paperhangers of America; and other unions.

Penn South Cooperative: $33.0 million to preserve affordability for over 2,800 units at a Manhattan project developed by the International Ladies' Garment Workers Union, a forerunner of UNITE.

HOMEOWNERSHIP FOR WORKING FAMILIES

HIT HOME, the Trust's nationwide homeownership program, sponsored together with Countrywide Home Loans and Fannie Mae, originated 3,585 mortgage loans for working families in 2003, with a total volume of $530 million. In New York City, over 800 union members and municipal employees purchased or refinanced their homes through the program. Since its start in November 2000, HIT HOME has provided home loans for over 5,570 households of union members and municipal employees nationwide.

SPECIAL MEETING OF PARTICIPANTS

A special Meeting of Participants was held in Washington, D.C., on Friday, December 19, 2003.The following matters were put to a vote of Participants at the meeting through the solicitation of proxies:

1. To approve an amendment to Section 3.3(c) of the Declaration of Trust, authorizing investment in securities that are secured by single family or multifamily mortgage securities and/or single family or multifamily mortgage loans and that are rated at the highest rating by Standard & Poor's, Moody's Investor Service, Fitch Ratings, or a comparable nationally recognized statistical rating agency;

2. To approve an amendment to the Declaration of Trust to modify Section 3.3(d)(ii) respecting direct loans for low income housing projects to increase the permitted loan to value ratio from 75% to 80%, subject to specified requirements, including a requirement to obtain mortgage insurance or another form of guaranty that covers all losses down to a 60% loan to value level, and add a new Section 3.3(d)(iii) to permit the Trust to make direct loans for market rate housing projects, subject to specified requirements; and

3. To approve an amendment to Section 3.3(h) of the Declaration of Trust to increase from 10% to15% the percentage of Trust assets that may be invested in U.S. Treasury and Government-Sponsored Enterprise securities and eliminate the restriction requiring scheduled maturity dates of 10 years or less.

The table below details votes pertaining to approval of the proposed amendments to the Declaration of Trust:

------------------------------------------------------------------------------
Amendments              Votes For        Votes Against        Votes Abstaining
------------------------------------------------------------------------------
Amendment Number 1    2,006,532.2454       1,025.0927           6,649.3840
Amendment Number 2    1,950,867.6202           0.0000          63,339.1019
Amendment Number 3    2,006,431.2401         219.0993           7,556.3827
------------------------------------------------------------------------------
Votes Not Cast: 1,127,215.8568
------------------------------------------------------------------------------

FINANCIAL STATEMENTS


American Federation of Labor and Congress of Industrial Organizations Housing
Investment Trust


With Report of Independent Auditors Thereon

REPORT OF INDEPENDENT AUDITORS

To the Participants and Trustees of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust:

We have audited the accompanying statement of assets and liabilities of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the "Trust"), including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Trust for each of the three years in the period ended December 31, 2001, were audited by other auditors who have ceased operations and whose report dated January 8, 2002, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by examination or correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 2003, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                       [signature of Ernst & Young LLP]

Philadelphia, Pennsylvania
January 9, 2004

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003 (Dollars in thousands)

ASSETS                Investments, at fair value (amortized cost $3,279,379)*     $ 3,404,091
                      Cash and cash equivalents                                        42,365
                      Accrued interest receivable                                      17,625
                      Receivables for investments sold                                181,687
                      Accounts receivable                                                 275
                      Prepaid expenses and other assets                                 2,066
---------------------------------------------------------------------------------------------
                      TOTAL ASSETS                                                  3,648,109
---------------------------------------------------------------------------------------------
LIABILITIES           Accounts payable and accrued expenses                             1,485
                      Payables for investments purchased                               20,455
                      Redemptions payable                                              11,140
                      Refundable deposits                                               1,117
                      Income distribution payable, net of dividends reinvested
                        of $56,590                                                      5,773
---------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES                                                39,970
---------------------------------------------------------------------------------------------
                      NET ASSETS APPLICABLE TO PARTICIPANTS' EQUITY -
                      CERTIFICATES OF PARTICIPATION - AUTHORIZED UNLIMITED;
                      OUTSTANDING 3,206,626 UNITS                                 $ 3,608,139
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT OF PARTICIPATION (IN DOLLARS)                            $  1,125.21

PARTICIPANTS' EQUITY

Participants' equity consisted of the following:

                      Amount invested and reinvested by current participants      $ 3,483,120
                      Net unrealized appreciation of investments                      124,712
                      Undistributed net investment income                                 307
---------------------------------------------------------------------------------------------
                      TOTAL PARTICIPANTS' EQUITY                                  $ 3,608,139
---------------------------------------------------------------------------------------------

* The cost for Federal tax purposes approximates book cost.

  See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2003 (Dollars in thousands)

FHA PERMANENT SECURITIES (6.6% OF NET ASSETS)

                Interest     Maturity           Face      Amortized   Value
                  Rate         Dates           Amount        Cost
------------------------------------------------------------------------------
Single Family   7.75%     Jul-2021-Aug-2021    $   220    $ 220      $ 220
                8.00%              Jul-2021        116      116        116
               10.31%              Feb-2016         64       64         64
------------------------------------------------------------------------------
                                                   400      400        400
-----------------------------------------------------------------------------
Multifamily*    5.60%              Jun-2038      2,970    2,979      3,080
                6.15%              Jan-2044     18,600   18,606     20,275
                6.50%              May-2004      1,189    1,189      1,195
                6.66%              May-2040      5,878    5,885      6,366
                6.70%              Dec-2042      6,118    6,124      6,748
                6.75%     Nov-2037-Jul-2040     10,078    9,871     10,873
                6.88%              Apr-2031     29,720   29,371     32,813
                7.00%              Jun-2039      6,158    6,213      6,782
                7.05%              Jul-2043      5,410    5,410      6,076
                7.07%              Sep-2039      8,208    8,211      8,679
                7.13%              Mar-2040      8,045    8,022      9,090
                7.17%              Feb-2040      4,832    4,836      5,145
                7.20%     Dec-2033-Oct-2039     10,352   10,364     11,709
                7.50%              Sep-2032      1,680    1,686      1,951
                7.55%              Aug-2012        684      684        688
                7.63%              Dec-2027     31,696   31,604     31,695
                7.70%              Oct-2039     12,312   12,254     13,843
                7.75%              Oct-2038      1,420    1,414      1,586
                7.88%     Nov-2036-Jul-2038      9,243    9,248     10,271
                7.93%              Apr-2042      2,934    2,934      3,478
                8.00%     Sep-2034-Jun-2038     11,188   11,134     11,320
                8.25%              Nov-2036      3,540    3,545      3,671
                8.27%              Jul-2042      2,563    2,563      3,022
                8.40%              Apr-2012        953      953        960
                8.75%     Jul-2036-Aug-2036     12,035   11,994     12,982
                8.80%              Oct-2032      5,473    5,473      5,473
                8.88%              May-2036      2,442    2,406      2,509
                9.50%              Jul-2027        364      367        404
               10.00%              Mar-2031      5,685    5,685      5,744
------------------------------------------------------------------------------
                                               221,770  221,025     238,428
------------------------------------------------------------------------------
Total FHA Permanent Securities                $222,170 $221,425    $238,828
------------------------------------------------------------------------------
* Multifamily MBS securities are valued by the fair value procedures adopted by the Board. Refer to Note 1 of the financial statements for further information.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2003 (Dollars in thousands)

FHA CONSTRUCTION SECURITIES AND COMMITMENTS (LESS THAN 0.1% OF NET ASSETS)


                 Interest Rates(1)       Maturity  Commitment   Face   Amortized  Value
                Permanent Construction    Date(2)    Amount    Amount     Cost
----------------------------------------------------------------------------------------------
Multifamily (3) 6.02%     6.02%         Jun-2035   $ 7,243    $ -       $ -      $ 228
----------------------------------------------------------------------------------------------
Total FHA Construction Securities and Commitments  $ 7,243    $ -       $ -      $ 228
----------------------------------------------------------------------------------------------

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(2) Permanent mortgage maturity date.

(3) Multifamily MBS securities are valued by the fair value procedures adopted by the Board. Refer to Note 1 of the financial statements for further information.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2003 (Dollars in thousands)

GINNIE MAE SECURITIES (26.5% OF NET ASSETS)

              Interest  Maturity      Commitment     Face      Amortized
                Rate     Dates          Amount      Amount        Cost    Value
--------------------------------------------------------------------------------
Single Family   3.50%  Aug-2033-Oct-2033 $            $ 28,318 $ 28,574   $ 28,512
                3.75%           Dec-2033                25,005   24,880     24,950
                4.00%           Feb-2033                12,561   12,665     12,750
                4.50%           Nov-2032                28,310   28,635     28,805
                5.50%  Jan-2033-Aug-2033                32,258   32,666     32,886
                6.00%  Jan-2032-Jun-2033                35,166   36,328     36,646
                6.50%  Jul-2028-Jun-2032                25,026   25,782     26,453
                7.00%  Nov-2016-Jan-2030                27,958   28,592     29,963
                7.50%  Apr-2013-Aug-2030                24,529   25,188     26,494
                8.00%  Nov-2009-Dec-2030                14,677   15,057     16,000
                8.50%  Nov-2009-Aug-2027                 8,601    8,802      9,439
                9.00%  May-2016-Jun-2025                 2,097    2,158      2,352
                9.50%  May-2019-Sep-2030                   886      911        999
               10.00%           Jun-2019                     3        3          4
               11.00%           Sep-2016                     1        1          1
               12.00%  Apr-2015-Jun-2015                    36       36         42
               13.00%           Jul-2014                     1        1          2
               13.25%           Dec-2014                     1        1          2
               13.50%           Aug-2014                     -        -          1
-----------------------------------------------------------------------------------
                                                       265,434  270,280    276,301
-----------------------------------------------------------------------------------
Multifamily(3)  4.25%           Feb-2031                 6,000    5,964      5,927
                4.43%           Jun-2034                83,241   83,415     77,746
                4.59%           May-2033                15,000   15,000     14,998
                4.92%           May-2034                40,000   40,070     39,308
                5.05%           Nov-2028                54,626   54,870     55,194
                5.13%           Jul-2024                 5,000    5,104      5,215
                5.30%           Apr-2039                55,000   54,008     55,538
                5.35%           Apr-2038                 7,638    8,128      7,918
                5.50%           Aug-2038                30,299   30,405     31,089
                5.55%           Jun-2036                20,055   19,906     21,056
                5.68%           Jul-2027                 5,152    5,360      5,378
                5.79%           May-2005(1)              7,613    7,788      7,907
                5.86%           Oct-2023                10,000   10,676     10,786
                5.88%           Nov-2011                15,000   15,000     16,196
                6.00%           Dec-2042                 3,930    3,880      4,275
                6.09%           Jun-2021                 5,000    5,000      5,456
                6.11%           Nov-2021                   970      970      1,058
                6.34%           Aug-2023                 3,464    3,464      3,805
                6.50%           Dec-2039                 3,519    3,519      3,864
                6.56%           Jun-2037(2)             38,527   39,023     42,868
                6.63%  Oct-2033-Dec-2038                27,819   27,661     30,448
                6.69%           Jun-2040                 5,530    5,524      6,140
                6.75%  Jun-2023-Oct-2043                18,457   19,721     20,815
                7.00%           Jun-2043                66,408   66,407     74,368
                7.23%           Jun-2041                 8,086    7,862      9,271
                7.38%           Mar-2042                 6,645    6,672      7,689
                7.45%           Jun-2042                 9,642    9,642     11,183
                7.50%  Apr-2038-Jan-2042                32,230   31,849     36,563
                7.57%           Feb-2042                 2,546    2,546      2,842
                7.70%           Mar-2042                20,756   20,495     24,230
                7.80%           Jul-2039                18,864   18,873     21,541
                7.88%           Nov-2036                   882      882        933
                8.15%           Nov-2025                 3,604    3,582      4,083
                8.75%           Dec-2026                 4,143    4,143      4,180
               12.55%           Jun-2025                 5,900    5,871      6,026
------------------------------------------------------------------------------------
                                                       641,546  643,280    675,894
------------------------------------------------------------------------------------
Forward Commitments

                5.45%           Jun-2038     7,320           -         -        344
                5.55%           Dec-2027    32,043           -         -      1,401
                7.50%           Apr-2044    23,300           -        64      1,165
------------------------------------------------------------------------------------
                                            62,663           -        64      2,910
------------------------------------------------------------------------------------
Total Ginnie Mae Securities and Commitments $62,663    $906,980 $913,624   $955,105
------------------------------------------------------------------------------------

(1) Date the HIT is required to sell securities to bond trustee.
(2) This security is held in a segregated account as collateral for the secured bank line of credit.
(3) Multifamily MBS securities are valued by the fair value procedures adopted by the Board. Refer to Note 1 of the financial statements for further information.

See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2003 (Dollars in thousands)

GINNIE MAE CONSTRUCTION SECURITIES AND COMMITMENTS (6.1% OF NET ASSETS)

                Interest Rates(1)     Maturity    Commitment   Face  Amortized
             Permanent Construction    Date(2)     Amount     Amount   Cost     Value
-----------------------------------------------------------------------------------------
Multifamily3  4.63%     4.63%          Dec-2044    $  6,178   $  2,415 $ 2,434   $  2,136
              4.88%     4.88%          Jul-2046      35,000      4,104   4,284      3,139
              4.95%     4.95%          Jan-2045      11,200      1,020   1,205        819
              5.20%     3.45%          Jan-2045      21,139     21,139  21,215     21,184
              5.21%     5.21%          Jan-2045       5,842        339     342        372
              5.35%     5.35%          Dec-2044       8,800      8,800   8,809      9,062
              5.55%     5.55%          Feb-2006       9,279        754     757        991
              5.71%     5.71%          Apr-2045       7,530         25      27        338
              6.00%     6.00%          Sep-2044      25,635     10,862  10,480     12,640
              6.60%     6.60%          May-2043      17,793     15,254  14,846     17,262
              6.70%     6.70%          Jan-2044      30,528     29,826  29,711     33,574
              6.93%     7.13%          Mar-2044      33,136     30,777  30,818     33,962
              7.75%     7.25%          Aug-2033      51,779     44,633  44,386     54,090
               N/A(4)   6.33%          Feb-2005(5)   18,200     17,481  17,649     18,254
               N/A(4)   6.54%          Dec-2004(5)   13,620     12,659  12,983     13,183
------------------------------------------------------------------------------------------
                                                    295,659    200,088 199,946    221,006
------------------------------------------------------------------------------------------
Forward Commitments

              4.65%     5.00%          Oct-2045(6)   28,900          -  (1,264)      (861)
              5.18%     5.18%          Mar-2045       6,000          -       -         12
              6.22%     5.75%          Aug-2033      14,599          -       -      1,044
------------------------------------------------------------------------------------------
                                                     49,499          -  (1,264)       195
------------------------------------------------------------------------------------------
Total Ginnie Mae Construction Securities
and Commitments                                    $345,158   $200,088 $198,682  $221,201
------------------------------------------------------------------------------------------

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(2) Permanent mortgage maturity date.

(3) Multifamily MBS securities are valued by the fair value procedures adopted by the Board. Refer to Note 1 of the financial statements for further information.

(4) Construction only securities.

(5) Date the HIT is required to sell securities to bond trustee.

(6) Prior to December 20, 2005, this investment is a mortgage-backed security guaranteed by the Government National Mortgage Association ("GNMA-MBS").
   From and after December 20, 2005, the investment will be a tax-exempt bond collateralized by the GNMA-MBS.

See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2003 (Dollars in thousands)

FANNIE MAE SECURITIES AND COMMITMENTS (41.6% OF NET ASSETS)

            Interest      Maturity           Face        Amortized
              Rate         Dates            Amount         Cost        Value
-----------------------------------------------------------------------------
Single Family   3.13%          Sep-2033     $  8,882      $  8,806   $  9,000
                3.39%          Sep-2033       28,383        28,692     28,973
                3.75%          Aug-2033       24,344        23,871     24,622
                4.00%          Jul-2033       24,348        24,553     24,540
                4.30%  Feb-2033-Aug-2033      26,936        26,986     27,249
                4.34%           May-2033      18,381        18,516     18,619
                4.50%  Jun-2018-May-2033      44,454        45,357     44,886
                5.00%  Jul-2018-Jul-2033      75,311        76,463     76,209
                5.50%  Jul-2017-Jan-2034     268,650       272,985    273,579
                6.00%  Jan-2006-Jan-2034     248,608       256,115    258,895
                6.50%  Nov-2016-Nov-2032      88,237        90,188     92,577
                7.00%  Nov-2013-Jun-2032      29,364        29,785     31,233
                7.50%  Jul-2004-Sep-2031       9,351         9,347     10,018
                8.00%  Jan-2007-May-2031       6,115         6,221      6,603
                8.50%  Nov-2009-Apr-2031       4,361         4,454      4,753
                9.00%  Jul-2009-May-2025       1,430         1,445      1,573
                9.50%           Aug-2004           5             5          5
-----------------------------------------------------------------------------
                                             907,160       923,789    933,334
-----------------------------------------------------------------------------
Multifamily(1)  3.81%  Nov-2012-Aug-2013      42,092        41,892     40,229
                4.10%           Jun-2027       2,498         2,498      2,411
                4.49%           Nov-2012      20,000        20,000     19,791
                4.55%           Sep-2033       5,388         5,456      5,110
                4.66%  Jul-2021-Aug-2033       9,028         9,193      8,656
                4.77%           Apr-2012       3,433         3,560      3,573
                4.78%           Aug-2018       3,983         4,046      3,911
                4.88%           Sep-2011      25,109        25,284     26,333
                4.90%           Jul-2033       5,222         5,340      4,986
                5.14%           Jan-2018       8,113         8,492      8,221
                5.15%  Nov-2017-Oct-2022      23,899        24,035     24,249
                5.16%           Dec-2011      13,927        14,047     14,734
                5.23%  Mar-2018-Apr-2021       4,991         5,176      5,096
                5.24%           Dec-2012       2,312         2,322      2,398
                5.35%           Dec-2012       5,994         6,021      6,322
                5.40%           Jan-2019      13,000        13,008     13,392
                5.43%           May-2021       3,578         3,692      3,722
                5.44%           Sep-2013       2,139         2,180      2,163
                5.45%           May-2033       3,402         3,457      3,414
                5.50%           Sep-2011         365           379        390
                5.58%           Jan-2021       3,907         3,969      4,089
                5.60%           Oct-2022       4,348(2)      4,065      5,175
                5.63%           Nov-2033      20,180        20,249     20,697
                5.70%           May-2011         893           955        965
                5.77%           Nov-2021      16,984        17,234     17,780
                5.80%           Jan-2033      35,344        35,863     36,802
                5.84%           Aug-2010       7,852         8,139      8,413
                5.85%           Oct-2008         977         1,048      1,055
                5.88%           Nov-2027       3,564         3,650      3,741
                5.96%           Jan-2029         515           528        542
                6.02%           Nov-2010       5,150         5,329      5,671
                6.09%           May-2011      13,030        14,207     14,406
                6.13%           Dec-2016       4,748         5,177      5,170
                6.15%           Oct-2032       3,859         3,986      4,137
                6.22%           Aug-2032       1,975         2,057      2,128
                6.25%           Dec-2013       2,205         2,272      2,350
                6.27%           Jan-2012       2,210         2,265      2,455
                6.35%           Mar-2020      11,750(3)     11,757     12,671
                6.35%  Jun-2020-Aug-2032      27,827        29,466     30,433
                6.39%           Apr-2019       1,075         1,180      1,187
                6.41%           Aug-2013       2,062         2,253      2,253

See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2003 (Dollars in thousands)

FANNIE MAE SECURITIES AND COMMITMENTS (41.6% OF NET ASSETS), CONTINUED

            Interest      Maturity            Face        Amortized
              Rate         Dates             Amount         Cost        Value
-----------------------------------------------------------------------------
Multifamily(1)  6.42%           Apr-2011     $  7,193     $  7,911   $  7,883
                6.44%  Apr-2014-Dec-2018       49,157       49,975     55,031
                6.50%           Jun-2016        3,372        3,377      3,684
                6.52%           Jul-2008        2,718        2,718      2,945
                6.53%           May-2030       11,920       11,962     12,925
                6.63%  Jun-2018-Apr-2019        2,909        2,946      3,199
                6.65%           Aug-2007          573          579        610
                6.74%           Aug-2007        3,400        3,772      3,768
                6.80%           Jul-2016        1,094        1,094      1,212
                6.85%           Mar-2029        8,000        8,868      8,749
                6.90%           Jun-2007       18,526       19,030     20,437
                6.94%           Aug-2007        8,497        8,736      9,479
                7.01%           Apr-2031        3,674        3,721      4,122
                7.04%           Jul-2014        7,418(4)     7,431      8,469
                7.07%           Feb-2031       18,577       19,048     20,910
                7.16%           Jan-2022        8,508        8,680      9,137
                7.18%           Aug-2016          667          667        744
                7.20%  Apr-2010-Aug-2029       10,221        9,922     11,426
                7.25%  Nov-2011-Jul-2012        9,468        9,468      9,950
                7.30%           May-2010       27,638       28,831     31,444
                7.37%           Jan-2013          987          999      1,039
                7.38%  Jun-2014-Nov-2018       17,359       18,829     19,171
                7.46%           Aug-2029        7,665        8,935      8,730
                7.50%  Dec-2014-Feb-2024       30,460       33,368     33,800
                7.71%           Feb-2010        9,636        9,804     10,920
                7.75%  Dec-2012-Dec-2024        4,719        4,721      5,371
                8.00%  Nov-2019-May-2020        6,427        6,411      6,795
                8.13%  Sep-2012-Aug-2020       10,257       10,235     11,247
                8.38%           Jan-2022        1,033        1,037      1,172
                8.40%           Jul-2023          558          548        664
                8.50%  Sep-2006-Nov-2019        6,593        7,165      7,727
                8.63%           Sep-2028        7,070        7,070      8,414
                9.13%           Sep-2015        3,480        3,467      3,821
                9.25%           Jun-2018        4,753        4,743      5,379
-----------------------------------------------------------------------------
                                              683,455      701,795    731,595
-----------------------------------------------------------------------------
Forward Commitments
                TBA(5)          Various      (160,000)    (161,146)  (162,008)
-----------------------------------------------------------------------------
                                             (160,000)    (161,146)  (162,008)
-----------------------------------------------------------------------------
Total Fannie Mae Securities and Commitments

                                           $1,430,615   $1,464,438 $1,502,921
------------------------------------------------------------------------------

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Board. Refer to Note 1 of the financial statements for further information.

(2) During construction the investment is a participation in the construction loan which is secured by a letter of credit from LaSalle Bank National Association; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(3) During construction the investment is a participation in the construction loan which is secured by a repurchase guaranty from the Bank of America; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(4) During construction the investment is a participation in the construction loan which is secured by a letter of credit from Federal Home Loan Bank of Des Moines; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(5) To be announced ("TBA") securities represent securities the Trust agreed to sell for which the specific securities have not yet been identified.

See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2003 (Dollars in thousands)

FREDDIE MAC SECURITIES AND COMMITMENTS (4.8% OF NET ASSETS)

              Interest    Maturity         Face      Amortized
                Rate        Dates         Amount       Cost         Value
------------------------------------------------------------------------------
Single Family  4.30%           Jun-2033    $ 10,853   $ 10,813     $ 10,938
               4.50%           Aug-2018      14,713     14,563       14,740
               5.50%  Oct-2017-Apr-2033      34,269     35,347       35,112
               6.00%  Apr-2005-Jan-2033      59,436     60,785       61,668
               6.50%  Dec-2006-Aug-2032      33,541     33,991       35,296
               7.00%  Jun-2004-Mar-2030       9,148      9,144        9,766
               7.50%  Jun-2004-Apr-2031       9,389      9,341       10,071
               8.00%  May-2008-Feb-2030       5,500      5,531        5,877
               8.50%  Jun-2010-Jan-2025       4,076      4,121        4,421
               9.00%  Sep-2010-Mar-2025         910        930          995
-----------------------------------------------------------------------------
                                            181,835    184,566      188,884
-----------------------------------------------------------------------------
Multifamily(1) 8.00%           Feb-2009       5,086      5,092        5,131
-----------------------------------------------------------------------------
                                              5,086      5,092        5,131
-----------------------------------------------------------------------------
Forward Commitments
               5.50%               TBA(2)   (20,000)   (20,181)     (20,150)
-----------------------------------------------------------------------------
                                            (20,000)   (20,181)     (20,150)
-----------------------------------------------------------------------------
Total Freddie Mac Securities
    and Commitments                       $ 166,921  $ 169,477    $ 173,865
-----------------------------------------------------------------------------

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Board. Refer to Note 1 of the financial statements for further information.

(2) To be announced ("TBA") securities represent securities the Trust agreed to sell for which the specific securities have yet to be identified.

GOVERNMENT SPONSORED ENTITIES NOTES (1.6% OF NET ASSETS)

               Interest        Maturity     Face   Amortized
Issuer           Rate           Date       Amount    Cost          Value
-----------------------------------------------------------------------------
Fannie Mae     2.25%           May-2006    $ 15,045 $ 15,214    $ 15,040
Fannie Mae     4.38%           Jul-2013      15,000   14,997      14,333
Fannie Mae     5.50%           Jul-2012      20,000   20,420      20,439
Freddie Mac    6.01%           Dec-2005       6,000    6,057       6,446
-----------------------------------------------------------------------------
Total Government Sponsored Entities Notes  $ 56,045 $ 56,688    $ 56,258
-----------------------------------------------------------------------------

UNITED STATES TREASURY NOTES (6.6% OF NET ASSETS)

               Interest        Maturity     Face   Amortized
                 Rate           Date       Amount    Cost          Value
------------------------------------------------------------------------------
                1.50%          Jul-2005    $ 20,000 $ 19,891   $ 19,984
                1.63% Apr-2005-Oct-2005      88,500   88,524     88,455
                1.88%          Dec-2005      20,000   20,008     20,013
                2.00%          May-2006      15,000   14,905     15,005
                2.25%          Jul-2004       6,530    6,582      6,575
                2.63%          May-2008      32,130   31,757     31,648
                3.25%          Aug-2007      21,100   21,477     21,525
                3.38%          Apr-2004       1,250    1,263      1,260
                3.50%          Nov-2006       2,085    2,182      2,155
                3.63%          May-2013       2,445    2,312      2,351
                4.88%          Feb-2012       1,300    1,437      1,377
                5.63%          May-2008      15,000   16,356     16,617
                5.88% Nov-2004-Nov-2005       6,710    7,095      7,051
                6.75%          May-2005       1,900    2,052      2,036
               10.75%          Aug-2005       1,750    2,020      2,006
-----------------------------------------------------------------------------
Total United States Treasury Notes         $235,700 $237,861   $238,058
-----------------------------------------------------------------------------

See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2003 (Dollars in thousands)

STATE HOUSING FINANCE AGENCY SECURITIES (0.2% OF NET ASSETS)

                        Interest  Maturity       Face      Amortized
Issuer                    Rate      Dates       Amount       Cost      Value
-----------------------------------------------------------------------------
Multifamily(1)

NJ Housing and Mortgage
Finance Agency            7.63%     Oct-2009   $  616      $  617    $  663

MA Housing Finance Agency 8.00%     Jan-2026    4,585       4,579     4,752

NJ Housing and Mortgage
Finance Agency            8.38%     Feb-2007      529         548       569

MA Housing Finance Agency 8.63%     Jan-2013      400         406       440

MA Housing Finance Agency 9.00%     Jan-2025      918         918       953
-----------------------------------------------------------------------------
Total State Housing Finance Agency Securities  $7,048      $7,068    $7,377
-----------------------------------------------------------------------------

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Board. Refer to Note 1 of the financial statements for further information.

OTHER MULTIFAMILY INVESTMENTS AND COMMITMENTS(1) (0.2% OF NET ASSETS)

                Interest Rates(2)     Maturity    Commitment   Face  Amortized
             Permanent Construction    Dates(3)     Amount     Amount   Cost     Value
------------------------------------------------------------------------------------------
Multifamily Construction/Permanent Mortgages

              8.13%      N/A           Aug-2005    $ 1,016   $  273    $     267 $      273
              8.63%      N/A           Jun-2025          -    1,342        1,342      1,342
              9.50%      N/A  Aug-2012-Apr-2024          -    1,990        1,990      1,990
-------------------------------------------------------------------------------------------
                                                     1,016    3,605        3,599      3,605
-------------------------------------------------------------------------------------------
Privately Insured Construction/Permanent Mortgage

              5.95%     5.95%          Mar-2044      4,400(4) 4,400        4,417      4,459
-------------------------------------------------------------------------------------------
                                                     4,400    4,400        4,417      4,459
-------------------------------------------------------------------------------------------
Forward Commitment

              6.15%      N/A           Feb-2045      1,600(4)     -            -         86
--------------------------------------------------------------------------------------------
                                                     1,600        -            -         86
--------------------------------------------------------------------------------------------
Total Other Multifamily Investments
and Commitments                                $     7,016 $    8,005 $    8,016      8,150
--------------------------------------------------------------------------------------------
Total Long-Term Investments                                $3,233,572 $3,277,279 $3,401,991

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Board. Refer to Note 1 of the financial statements for further information.

(2) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(3) Permanent mortgage maturity date.

(4) Loan insured by Ambac Assurance Corporation.

See accompanying notes to financial statements.

Schedule of Portfolio Investments
December 31, 2003 (Dollars in thousands)

SHORT-TERM INVESTMENTS (0.1% OF NET ASSETS)


                        Maturity    Interest   Face      Amortized
Description               Date        Rate     Amount       Cost     Value
-----------------------------------------------------------------------------
Repurchase Agreement

Amalgamated Bank*      March 2004     1.25%  $    2,000  $   2,000 $    2,000
-----------------------------------------------------------------------------
                                                  2,000      2,000      2,000
-----------------------------------------------------------------------------
Certificate of Deposit

Shore Bank - Pacific       May 2004      2.11%      100        100        100
-----------------------------------------------------------------------------
                                                    100        100        100
-----------------------------------------------------------------------------
Total Short-Term Investments                 $    2,100 $    2,100 $    2,100
-----------------------------------------------------------------------------
Total Investments                            $3,235,672 $3,279,379 $3,404,091
-----------------------------------------------------------------------------

* This instrument was purchased in March 2003. The Trust will receive $2,025,137 upon maturity. The underlying collateral of the repurchase agreement is a Ginnie Mae security with a market value of $2,154,352.

See accompanying notes to financial statements.

Statement of Operations
For the Year Ended December 31, 2003 (Dollars in thousands)

INVESTMENT INCOME    FHA permanent securities                     $ 21,470
                     FHA construction securities*                      938
                     Ginnie Mae securities*                         46,122
                     Ginnie Mae construction securities*            17,512
                     Fannie Mae securities*                         68,285
                     Freddie Mac securities*                        10,238
                     Government Sponsored Entities Notes             2,057
                     United States Treasury Notes                    6,037
                     State Housing Finance Agency Securities         2,063
                     Other multifamily investments*                    597
                     Short-term investments                          1,035
--------------------------------------------------------------------------
                     TOTAL INCOME                                $ 176,354
--------------------------------------------------------------------------
EXPENSES             Officer salaries and fringe benefits        $   1,930
                     Other salaries and fringe benefits              6,122
                     Legal fees                                        489
                     Consulting fees                                   542
                     Auditing, tax and accounting fees                 258
                     Insurance                                         287
                     Marketing and sales promotion (12b-1)             507
                     Investment management                             422
                     Trustee expenses                                   36
                     Rental expenses                                   692
                     General expenses                                1,623
--------------------------------------------------------------------------
                     TOTAL EXPENSES                              $  12,908
--------------------------------------------------------------------------
NET INVESTMENT INCOME                                            $ 163,446
--------------------------------------------------------------------------
                     Net realized gain on investments            $  48,588
                     Net change in unrealized appreciation
                      (depreciation) on investments                (84,342)
---------------------------------------------------------------------------
REALIZED AND UNREALIZED NET LOSSES ON INVESTMENTS                $ (35,754)
---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 127,692
---------------------------------------------------------------------------

* Including forward commitments.

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Years Ended December 31, 2003 and 2002 (Dollars in thousands)

                                                         2003          2002
INCREASE IN NET ASSETS FROM OPERATIONS

      Net investment income                          $   163,446 $   172,167
      Net realized gain on investments                    48,588      14,815
      Net change in unrealized appreciation
        (depreciation) on investments                    (84,342)    141,142
-----------------------------------------------------------------------------
      Net increase in net assets resulting
         from operations                                 127,692     328,124
-----------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS

      Distributions paid to participants or
        reinvested from:
      Net investment income                             (163,446)   (172,167)
      Net realized gain on investments                   (48,588)    (14,815)
-----------------------------------------------------------------------------
Net decrease in net assets from distributions           (212,034)   (186,982)
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS

      Proceeds from the sale of units of participation   290,936     341,676
      Dividend reinvestment of units of participation    191,791     167,759
      Payments for redemption of units of participation  (72,009)   (120,296)
-----------------------------------------------------------------------------
      Net increase from unit transactions                410,718     389,139
-----------------------------------------------------------------------------
      Total increase in net assets                       326,376     530,281
      Net assets at beginning of period                 3,281,763  2,751,482
-----------------------------------------------------------------------------
      Net Assets at End of Period                      $3,608,139 $3,281,763
-----------------------------------------------------------------------------
Unit Information

      Units sold                                          252,914    300,736
      Distributions reinvested                            168,434    148,388
      Units redeemed                                      (62,724)  (106,106)
-----------------------------------------------------------------------------
Increase in Units Outstanding                             358,624    343,018
-----------------------------------------------------------------------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note 1.  Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension,welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.


INVESTMENT VALUATION

Net asset value per share (NAV calculation) is calculated as of the close of business of the major bond markets in New York on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities ["MBS"] investments,U.S.Agency debt and U.S.Treasury securities) are valued by an independent pricing service, using published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily MBS investments, mortgage securities, and construction mortgage securities) are valued at their fair value using dealer bids and discounted cash flow models. The respective cash flow models use market-based discounts and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S.Treasury
Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S.Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities and participation interests, value is determined based upon the total amount, funded and/or un-funded, of the commitment.

The values have been determined in good faith under consistently applied procedures adopted by the Board of Trustees. The above process ensures that the valuation of the assets in the portfolio reflects the fair value of each investment, based on its unique characteristics. In accordance with the procedures adopted by the Board, a monthly third-party valuation is received and reviewed by management. Any adjustments arising from the review are subsequently reviewed and approved by the third party valuation firm employed by the Trust.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO PARTICIPANTS

At the end of each calendar month, pro rata distribution is made to participants of the net investment income earned during the preceding month. Amounts distributable, but not disbursed, as of the balance sheet date are classified as income distribution payable.

Participants redeeming their investments are paid their pro rata share of undistributed net investment income accrued through the month-end of redemption.

The Trust offers an income reinvestment plan that allows current participants automatically to reinvest their income distribution into Trust units of participation. Total reinvestment was over 90 percent of distributable income for the year ended December 31, 2003.

INVESTMENT TRANSACTIONS AND INCOME

Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

12B-1 PLAN OF DISTRIBUTION

The Board of Trustees annually approves a 12b-1 Plan of Distribution to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related service and distribution activities
(12b-1 expenses). For the year ended December 31, 2003, the Trust may pay for 12b-1 expenses in an amount up to $600,000 or 0.05 percent of its average monthly net assets on an annualized basis, whichever is greater. During the year ended December 31, 2003, the Trust incurred approximately $507,000 of 12b-l expenses.

RECEIVABLES FOR INVESTMENTS SOLD

Receivables for Investments Sold represents investments that were sold prior to December 31, 2003, which settled subsequent to December 31, 2003.

PAYABLES FOR INVESTMENTS PURCHASED

Payables for Investments Purchased represents investments that were purchased prior to December 31, 2003, which settled subsequent to December 31, 2003.

NOTES TO FINANCIAL STATEMENTS

NOTE 2.  INVESTMENT RISKS

INTEREST RATE RISK

As with any fixed-income investment, the market value of the Trust's investments will fall below the principal amount of those investments at times when market interest rates rise above the interest rates of the investments. Rising interest rates may also reduce prepayment rates, causing the average life of the Trust's investments to increase. This could in turn further reduce the value of the Trust's portfolio.

PREPAYMENT AND EXTENSION RISK

The Trust invests in certain fixed income securities whose value is derived from an underlying pool of mortgage loans. Generally, the market value of the Trust's investments will rise at times when market interest rates fall below the interest rates on the investments. However, at such times, some borrowers may prepay the mortgage loans backing the Trust's securities more quickly than might otherwise be the case. In such event, the Trust may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the Trust's securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk.

When market interest rates rise above the interest rates of the Trust's investments, the prepayment rate of the mortgage loans backing the Trust's securities may decrease, causing the average maturity of the Trust's investments to lengthen. This may increase the Trust's portfolio's sensitivity to rising rates and reduce the value of the Trust's portfolio.

NOTE 3.  TRANSACTIONS WITH RELATED ENTITIES

During the year ended December 31, 2003, the Trust provided the time of certain personnel to the AFL-CIO Investment Trust Corporation (ITC), a D.C. non-profit corporation, on a cost-reimbursement basis. During the year, certain employees of the Trust also served as officers of the ITC. The total cost for personnel and related expenses for the year ended December 31, 2003 amounted to approximately $1,529,000. During the year ended December 31, 2003, the Trust was reimbursed for approximately $1,636,000 of current and prior year costs. As of December 31, 2003, approximately $125,000 is included within the accounts receivable in the accompanying financial statements for amounts outstanding under the arrangement.

The ITC provided the time of certain personnel to the Trust on a cost-reimbursement basis. The total cost for such personnel and related expenses for the year ended December 31, 2003 was approximately $70,000. During the year ended December 31, 2003, the Trust paid the ITC approximately $68,000 of current costs.

NOTE 4.  COMMITMENTS

Certain assets of the Trust are invested in short-term investments until they are required to fund purchase commitments for long-term investments. As of December 31, 2003, the Trust had outstanding unfunded purchase commitments of approximately $224.8 million. The Trust maintains a reserve, in the form of securities, no less than the total of the outstanding unfunded purchase commitments, less short-term investments. As of December 31, 2003, the value of the publicly traded mortgage-backed securities maintained for the reserve in a segregated account was approximately $3.1 billion.

The commitment amounts disclosed on the Schedule of Portfolio Investments represent the original commitment amount,which includes both funded and unfunded commitments.

NOTES TO FINANCIAL STATEMENTS

NOTE 5.  INVESTMENT TRANSACTIONS

A summary of investment transactions (excluding short-term investments and U.S.Treasury Notes) for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the year ended December 31, 2003, follows (dollars in thousands):

                                                                                                   State      Other
                                                                                        Government Housing    Multi-
                FHA           FHA       Ginnie      Ginnie Mae    Fannie      Freddie   sponsored  Finance    Family
             Permanent   Construction     Mae      Construction    Mae         Mac      Entities   Agency     Invest-
            Securities    Securities*  Securities*  Securities*  Securities* Securities*  Notes    Securities  ments*
----------------------------------------------------------------------------------------------------------------------
Balance,
January 1, 2003  $ 347,310  $ 25,770     $ 793,473     $ 271,418   $1,260,206 $ 213,109 $ 63,561   $46,404     $ 3,809

Purchases and
insured con-
struction
securities
advances,
net of discounts       291     1,173       454,053       154,681    1,251,943   161,859   45,045         -        4,400

Change in discounts
and (premiums)         326        (6)          153        (1,612)      13,554     1,059   (1,918)       (8)          18

Transfers            3,177   (26,932)      165,564      (141,809)           -         -        -         -            -

Principal
reductions/Sales  (129,679)       (5)     (499,619)      (83,996)  (1,061,265) (206,550) (50,000)   (39,328)       (211)
-------------------------------------------------------------------------------------------------------------------------
Balance,
December 31, 2003 $221,425       $ -       $913,624    $ 198,682   $1,464,438  $169,477  $56,688     $7,068      $8,016
--------------------------------------------------------------------------------------------------------------------------

* Including forward commitments.

NOTES TO FINANCIAL STATEMENTS

NOTE 6.  FEDERAL TAXES

The tax character of distributions paid during 2003 and 2002 was as follows (dollars in thousands):

                                                        2003         2002
---------------------------------------------------------------------------
Ordinary investment income - net                     $ 163,446   $ 178,863
Long-term capital gains on investments                  48,588       8,119
---------------------------------------------------------------------------
Total net distributions paid to
   participants or reinvested                        $ 212,034   $ 186,982
---------------------------------------------------------------------------

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows (dollars in thousands):
----------------------------------------------------------------------------
Undistributed ordinary income                               559
Unrealized appreciation                                 124,712
Other temporary differences                                (252)
----------------------------------------------------------------------------
Total accumulated earnings                            $ 125,019
----------------------------------------------------------------------------

NOTE 7.  RETIREMENT AND DEFERRED COMPENSATION PLANS

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multiple employer-defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 13.3% percent of employees' salaries for the year ended December 31, 2003. The total Trust pension expense for the year ended December 31, 2003 was approximately $797,000.

The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits an employee to defer the lesser of 100 percent of their total compensation or the applicable IRS limit. The Trust matches dollar for dollar the first $2,700 of employee contributions.The Trust's 401(k) contribution for the year ended December 31, 2003 was approximately $150,000.

NOTE 8.  BANK SECURITIES

The Trust has a secured $12.5 million bank line of credit with Bank of America. A segregated account of Trust-owned securities serves as collateral for the line of credit. As of December 31, 2003, the value of the collateral in the account is approximately $42.9 million. In addition, the Trust has a $12.5 million uncommitted and unsecured line of credit facility with Bank of America. Borrowings under these agreements bear interest at LIBOR plus one-half percent. Both lines of credit mature on June 30, 2004. The Trust had no outstanding balance on either of these facilities during the period. No compensating balances are required.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for the Years Ended
  December 31, 2003, 2002, 2001, 2000 and 1999

                                          2003       2002        2001         2000    1999
----------------------------------------------------------------------------------------------
PER SHARE DATA

   Net asset value, beginning of period  $1,152.30    $1,098.40   $1,085.42 $1,035.72 $1,114.08
   Income from investment operations:
   Net investment income                     54.26        65.19       70.86     72.83     71.65
   Net realized and unrealized (losses)
   gains on investments                     (11.69)       59.15       16.24     49.70    (77.96)
------------------------------------------------------------------------------------------------
   Total Income (Loss) from
   Investment Operations                     42.57       124.34       87.10    122.53     (6.31)
------------------------------------------------------------------------------------------------
   Less distributions from:
   Net investment income                    (54.26)      (65.19)     (70.93)   (72.83)   (71.74)
   Net realized gains on investments        (15.40)       (5.25)      (3.19)        -     (0.31)
------------------------------------------------------------------------------------------------
   Total Distributions                      (69.66)      (70.44)     (74.12)   (72.83)   (72.05)
------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD        $1,125.21    $1,152.30   $1,098.40 $1,085.42 $1,035.72
------------------------------------------------------------------------------------------------

RATIOS

   Ratio of expenses to average net assets    0.37%       0.36%      0.37%     0.38%     0.39%
   Ratio of net investment income
   to average net assets                       4.7%        5.8%       6.4%      6.9%      6.7%
   Portfolio turnover rate                    73.1%       64.3%      40.9%     25.9%     31.7%
------------------------------------------------------------------------------------------------
NUMBER OF OUTSTANDING UNITS
AT END OF PERIOD                         3,206,626    2,848,002  2,504,984  2,282,511  2,075,197
------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
(IN THOUSANDS)                          $3,608,139   $3,281,763 $2,751,482 $2,477,482 $2,149,327
------------------------------------------------------------------------------------------------
TOTAL RETURN*                                3.78%       11.64%      8.21%     12.31%     (0.57%)

* Net of fund expenses.

See accompanying notes to financial statements.

TRUSTEES

Overall responsibility for the management of the AFL-CIO Housing Investment Trust, the establishment of policies and the overseeing of activities is vested in its Board of Trustees. The list below provides the following information for each of the trustees: name, age, address, term of office, length of time served, principal occupations during the past five years and other directorships held.* The Trust's Statement of Additional Information includes additional information about the trustees and is available, without charge, upon request, by placing a collect call directed to Stephanie Turman, Investor Relations Coordinator, at (202) 331-8055.


RICHARD RAVITCH**, age 70; 610 5th Avenue, Ste. 420, New York, NY 10020; Chairman of the Board; term commenced 1991, expires 2006; Principal, Ravitch, Rice and Co. LLC; Director, Parsons Brinckerhoff Inc; formerly President and Chief Executive Officer, Player Relations Committee of Major League Baseball; formerly Chairman, Aquarius Management Corporation (limited profit housing project management).

JOHN J. SWEENEY**, age 69; 815 16th Street, Washington, DC 20006; Union Trustee; term commenced 1981, expires 2004; President, AFL-CIO.

RICHARD L. TRUMKA, age 54; 815 16th Street, Washington, DC 20006; Union Trustee; term commenced 1995, expires 2005; Secretary-Treasurer, AFL-CIO.

LINDA CHAVEZ-THOMPSON, age 59; 815 16th Street, Washington, DC 20006; Union Trustee; term commenced 1996, expires 2005; Executive Vice President, AFL-CIO.

JOHN J. FLYNN, age 69; 1776 Eye Street, NW, Washington, DC 20006; Union Trustee; term commenced 2000, expires 2006; President, International Union of Bricklayers and Allied Craftworkers (BAC); formerly BAC Secretary-Treasurer. Stephen Frank, age 63; 9509 Lost Trail Way, Potomac, Maryland 20854; Management Trustee; term commenced 2003, expires 2006; Independent Consultant; formerly Vice President and Chief Financial Officer, The Small Business Funding Corporation.

FRANK HURT, age 65; 10401 Connecticut Avenue, Kensington, MD 20895; Union Trustee; term commenced 1993, expires 2004; President, Bakery, Confectionery & Tobacco Workers and Grain Millers International Union.

GEORGE LATIMER, age 68; 1600 Grand Avenue, St. Paul, MN 55105; Management Trustee; term commenced 1996, expires 2005; Chief Executive Officer of the National Equity Fund (a tax credit investment company); Distinguished Visiting Professor of Urban Land Studies at Macalester College; Director, Visionics Corporation; formerly Director, Special Actions Office, Department of Housing and Urban Development.

JEREMIAH O'CONNOR, age 69; 1125 15th Street, NW, Washington, DC 20005; Union Trustee; term commenced 2001, expires 2006; Secretary-Treasurer, International Brotherhood of Electrical Workers (IBEW); formerly International Vice President, 6th District, IBEW.

MARLYN J. SPEAR, age 50; 500 Elm Grove Road, Elm Grove, WI 53122; Management Trustee; term commenced 1995, expires 2006; Chief Investment Officer, Milwaukee and Vicinity Building Trades United Pension Trust Fund; formerly Investment Coordinator, Milwaukee and Vicinity Building Trades.

TONY STANLEY**, age 70; 25250 Rockside Road, Cleveland, OH 44146; Management Trustee; term commenced 1983, expires 2004; Executive Vice President and Director, TransCon Builders, Inc.

ANDREW STERN, age 53; 1313 L Street, NW, Washington, DC 20005; Union Trustee; term commenced 1998, expires 2005; President, Service Employees International Union, AFL-CIO.

EDWARD C. SULLIVAN, age 60; 815 16th Street, NW, Suite 600, Washington, DC 20006; Union Trustee; term commenced 2000, expires 2006; President, Building and Construction Trades Department, AFL-CIO; formerly General President, International Union of Elevator Constructors.

PATRICIA WIEGERT, age 57; 1355 Willow Way, Suite 221, Concord, CA 94520; Management Trustee; term commenced 1995, expires 2004; Retirement
Administrator, Contra Costa County Employees' Retirement Association.

* Only directorships in a corporation or trust having securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, or subject to the requirements of Section 15(d) of such Act or a company registered as an investment company under the Investment Company Act of 1940, as amended, are listed.

** Executive Committee member.

EXECUTIVE OFFICERS

STEPHEN COYLE, age 58; Chief Executive Officer since 1992;
AFL-CIO Housing Investment Trust.

MICHAEL M. ARNOLD, age 63; Senior Executive Vice President-Marketing, Investor and Labor Relations, AFL-CIO Housing Investment Trust since 2001; formerly Executive Vice President-Marketing, Investor and Labor Relations; Director of Investor Relations, AFL-CIO Housing Investment Trust.

HELEN R. KANOVSKY, age 52; Chief Operating Officer, AFL-CIO Housing Investment Trust since 2002; formerly Chief Operating Officer, AFL-CIO Investment Trust Corporation; Executive Vice President-Finance and Administration, AFL-CIO Housing Investment Trust; Chief of Staff for U.S. Senator John F. Kerry; General Counsel, AFL-CIO Housing Investment Trust.

ERICA KHATCHADOURIAN, age 36; Executive Vice President-Finance and Administration, AFL-CIO Housing Investment Trust since 2001; formerly Controller, Chief of Staff and Director of Operations, AFL-CIO Housing Investment Trust.

JOHN HANLEY, age 37; Executive Vice President-Investments and Portfolio Management,AFL-CIO Housing Investment Trust since 2003; formerly Executive Vice President, AFL-CIO Investment Trust Corporation; Chief Investment Officer-Multifamily, AFL-CIO Housing Investment Trust.

WALTER KAMIAT, age 49; General Counsel, AFL-CIO Housing Investment Trust since 2001; formerly General Counsel, AFL-CIO Investment Trust Corporation; Senior Counsel and Special Assistant to the CEO, AFL-CIO Housing Investment Trust.

STEPHANIE WIGGINS, age 38; Chief Investment Officer-Multifamily Finance, AFL-CIO Housing Investment Trust since 2001; formerly Director, Prudential Mortgage Capital Company; Vice President/Multifamily Transaction Manager, WMF Capital Corporation.

CAROL NIXON, age 41; Chief Investment Officer-Single Family Finance, AFL-CIO Housing Investment Trust since 2002; formerly Director of Public Finance, AFL-CIO Housing Investment Trust; Vice President, Community Development Division, Bank of America.

All officers of the Trust are located at 1717 K Street, NW, Suite 707, Washington, DC 20036 and were elected to a one-year term that began on January 1, 2003, and expired on December 31, 2003, or until their respective successors are appointed and qualify.*

* No officer of the Trust serves as a trustee or director in any corporation or trust having securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, or subject to the requirements of Section 15(d) of such Act, or any company registered as an investment company under the Investment Company Act of 1940, as amended.

Counsel of Record
Swidler Berlin Shereff Friedman LLP, Washington, DC

Independent Auditor
Ernst & Young LLP, Philadelphia, PA

Investment Adviser
Wellington Management Company LLP, Boston, MA

Custodian Bank
State Street Bank and Trust, Boston, MA

National Office
1717 K Street, NW, Suite 707,Washington, DC 20036; (202) 331-8055

New York Office
31 W. 15th Street, Suite 203, New York, NY 10011; (212) 414-8500

Western Regional Office
235 Montgomery Street, Suite 1001, San Francisco, CA 94104; (415) 433-3044

AFL-CIO Housing Investment Trust

The AFL-CIO Housing Investment Trust is a fixed-income investment program providing financing in multifamily and single family housing, drawing on decades of experience in the pension investment industry.

The Trust seeks to meet the retirement security needs of America's working men and women by seeking a competitive rate of return and protecting investors' capital. It also works to increase the supply of livable, affordable housing for working families, generate union jobs, and strengthen communities across the United States.

AFL-CIO Housing Investment Trust
1717 K Street, NW, Suite 707
Washington, DC 20036
202-331-8055
www.aflcio-hit.com

ITEM 2.  CODE OF ETHICS.

     (a) The Trust has adopted a Code of Ethics to comply with Section 406 of the Sarbanes-Oxley Act of 2002, as of December 31, 2003. This Code of Ethics applies to the Trust's principal executive officer, principal financial officer, and principal accounting officer or controller or persons performing similar functions.

     (b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
         (3) Compliance with applicable governmental laws, rules, and regulations;
         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
         (5)     Accountability for adherence to the code.

     (c) There have been no amendments or waivers granted to the Trust's Code of Ethics during the period covered by the Report.

     (d) There have been no waivers granted from any provision of the Trust's Code of Ethics during the period covered by the Report.

     (e) Not applicable.

     (f) (1) A copy of the Trust's Code of Ethics is filed herewith as an Exhibit pursuant to Item 11(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) The Trust's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, Marlyn Spear and Stephen Frank.

         (2) Ms. Spear and Mr. Frank are both are independent Trustees for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES


    (a) Audit fees.

        The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $161,515 for the fiscal year ended December 31, 2003.

        The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $197,449 for the fiscal year ended December 31, 2002.

    (b) Audit-related fees.

        The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item
        were $0 for the fiscal year ended December 31, 2003.   The
        percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

        The aggregate fees billed for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

        The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2002. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

        The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2002. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

    (c) Tax fees.

        The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $13,380 for the fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

        The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year
        ended December 31, 2003.    The percentage of these fees relating to
        services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

        The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $12,823 for the fiscal year ended December 31, 2002. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

        The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31,
        2002.   The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

    (d) All other fees.

        The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs
        (a), (b) and (c) of this Item were $6,690 for the fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

        The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.
        The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

        The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs
        (a), (b) and (c) of this Item were $6,133 for the fiscal year ended December 31, 2002. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

        The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2002.
        The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.


    (e) (1) The Charter of the Trust's Audit Committee provides that the Audit Committee shall review and, if appropriate, approve in advance all audit and non-audit services (as such term may be from time to time defined in the Securities and Exchange Act of 1934, as amended) to be provided to the Trust by the Trust's independent auditor; provided, however, that the Charter provides that the Audit Committee shall only approve the following non-audit services: tax preparation and the Association for Investment Management Research (AIMR) Level 2
              Compliance Review.   has adopted a policy under its Charter to
              consider, and if appropriate, approve before the principal accountant is engaged for such services all audit and permitted non-audit services performed by the principal accountant for the Trust, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant's independence. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by a majority of the audit committee members at a special meeting called for such purposes or by unanimous written consent. The Audit Committee's Charter does not permit waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount.

    (e) (2) No percentage of the services included in (b)-(d) above were approved by the audit committee pursuant to paragraph
              (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) For the most recent fiscal year, less than 50 percent of the hours expended by the Trust's principal accountant were performed by persons other than the accountant?s full-time permanent employees.

    (g) The Trust's accountant performed no non-audit services for the Trust's investment adviser during each of the last two fiscal years.

    (h) Not applicable. The Trust's accountant performed no non-audit services for the Trust's investment adviser during each of the last two fiscal years.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not Applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not Applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not Applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

          Not Applicable (for reporting periods ending on or before December 31, 2003).

ITEM 10.  CONTROLS AND PROCEDURES.

     (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures as of December 31, 2003.

     (b) There was no significant change in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11.  EXHIBITS.

     (a)  (1)   The Trust's Code of Ethics applicable to its principal
                executive officer, principal financial officer, and principal accounting officer or persons performing similar functions is attached hereto.

          (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

          (3)   Not Applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule
30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


AFL-CIO HOUSING INVESTMENT TRUST


By:   /s/ Erica Khatchadourian
   --------------------------------------
   Name: Erica Khatchadourian
   Title: Chief Financial Officer

Date: March 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle

-----------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)


Date:  March 10, 2004


/s/ Erica Khatchadourian
------------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)


Date: March 10, 2004